Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Receivables (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Opening balance	¥ 351,955	¥ 351,955
Provision (reversal of provision) of expected credit losses		1,800,000
Writing off against other receivable		(1,800,000)
Ending balance	¥ 351,955	¥ 351,955